Summary of Significant Accounting Policies - Summary of revenue disaggregated by geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 1,451,086	$ 994,104	$ 483,363
United States
Disaggregation of Revenue [Line Items]
Revenues	895,987	622,051	261,734
United Kingdom
Disaggregation of Revenue [Line Items]
Revenues	78,681	60,073	47,982
Rest of the World
Disaggregation of Revenue [Line Items]
Revenues	$ 476,418	$ 311,980	$ 173,647